CASH AND DUE FROM BANKS (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cash and Due from Banks [Line Items]
Restricted Cash and Cash Equivalents	$ 3,223,000	$ 3,652,000